Consolidated Balance Sheets (Parentheticals)	12 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares
Cash, cash equivalents and restricted cash	¥ 267,290,165	¥ 1,024,148,680
Loans principal, interest and financing service fee receivables	1,013,029,316	6,086,217,494
Allowance for credit losses	187,246,156	591,519,389
Net loans principal, interest and financing service fee receivables	825,783,160	5,494,698,105
Loans held-for-sale	1,992,122,884	2,013,904,758
Investment securities	8,000,000	23,000,000
Deferred tax assets	7,607,426	1,809,403
Deposits	57,059,596	130,977,736
Right-of-use assets	821,569	413,172
Guaranteed assets	925,263,883	656,112,865
Other assets	21,749,504	29,910,749
Borrowings under agreements to repurchase	36,524,859	29,708,280
Other borrowings	591,994,138	5,844,144,937
Accrued employee benefits	33,769	38,168
Income taxes payable	4,353,507	2,013,889
Deferred tax liabilities	55,991
Lease liabilities	259,455	86,485
Other liabilities	¥ 119,631,799	¥ 430,140,564
Ordinary shares, shares authorized (in Shares) | shares		3,800,000,000
Ordinary shares, shares issued (in Shares) | shares	187,933,720	1,559,576,960
Ordinary shares, shares outstanding (in Shares) | shares		1,559,576,960
Class A Ordinary Shares
Ordinary shares, shares authorized (in Shares) | shares	18,000,000,000
Ordinary shares, shares issued (in Shares) | shares	1,559,576,960
Ordinary shares, shares outstanding (in Shares) | shares	1,371,643,240
Class B Ordinary Shares
Ordinary shares, shares authorized (in Shares) | shares	2,000,000,000
Ordinary shares, shares issued (in Shares) | shares
Ordinary shares, shares outstanding (in Shares) | shares